INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (270,252)	$ (155,292)	$ (58,831)
Tax benefit arising from unrecognized tax assets previously used to reduce current tax expense	4,471	3,018	0
Prior period current income tax adjustments	(1,732)	(227)	(6,899)
Other current benefit tax (expenses)	(220)	1,865	3,360
Current Tax Expense, Net	(267,733)	(150,636)	(62,370)
Deferred tax expense relating to origination and reversal of temporary differences	(12,135)	174,358	5,225
Tax benefit arising from previously unrecognized tax loss carryforward	53,103	7,270	11,498
Total deferred Tax benefit (expense), Net	40,968	181,628	16,723
Income Tax benefit (expense), Total	$ 226,765	$ (30,992)	$ 45,647